State Street SPDR Portfolio SP Sector Neutral Dividend ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
State Street SPDR Portfolio SP Sector Neutral Dividend ETF | State Street SPDR Portfolio SP Sector Neutral Dividend ETF
Prospectus [Line Items]
Annual Return [Percent]	11.67%	20.19%